ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
6.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2018	2017
Operating expense and other accruals and liabilities	$45,293	$47,928
Property and equipment payables	13,152	103,503
Advance customer deposits and ticket sales	4,380	4,409

	$62,825	$155,840